Earnout Liability	12 Months Ended
Dec. 31, 2021
Earnout Liability Disclosure [Abstract]
Earnout Liability	Earnout LiabilityAs additional consideration for the Merger, within ten (10) Business Days after the occurrence of a Triggering Event, the Company shall issue or cause to be issued to each Legacy Origin and Artius Holder the number of shares of the Company Class A Common Stock equal to the product of (i) the number of shares of Company Common Stock, Company Series A Preferred Stock, Company Series B Preferred Stock, Company Series C Preferred Stock, and the net number of shares of Company Capital Stock that would be issuable in respect of Vested Company Options in the event such options were exercised (on a net exercise basis with respect to only the applicable exercise price, immediately prior to the Closing and settled in the applicable number of shares of Company Common Stock, rounded down to the nearest whole share) held by such Legacy Origin Holder as of immediately prior to the Effective Time; and (ii) the Earnout Exchange Ratio (such issued shares of Artius Class A Common Stock, collectively, the “Earnout Shares”). Notwithstanding anything to the contrary herein, in no event shall Artius be required to issue more than 25,000,000 Earnout Shares in the aggregate. A Triggering Event is defined as the following:
(a)the volume weighted average price of Common Stock ("VWAP") equaling on exceeding $15.00 for ten (10) consecutive trading days during the three (3) year period following the Closing Date;
(b)the VWAP equaling or exceeding $20.00 for ten (10) consecutive trading days during the four (4) year period following the Closing Date; or
(c)the VWAP equaling or exceeding $25.00 for ten (10) consecutive trading days during the five (5) year period following the Closing Date.
A Sponsor Letter Agreement was delivered in connection with the Merger such that 4,500,000 million of the shares held by Sponsor (“Sponsor Vesting Shares”) shall be subject forfeiture based on the same vesting requirements as the Earnout Shares. These shares shall not be transferred prior to the date in which they vest. Dividends and other distributions with respect to Sponsor Vesting Shares shall be set aside by the Company and shall be paid to the Sponsor upon the vesting of such Sponsor Vesting Shares.
The Company evaluated the Earnout Liability under ASC 815-40, Derivatives and Hedging-Contracts in Entity’s Own Equity (“ASC 815-40”), and concluded they do not meet the criteria to be classified in stockholders’ equity. Specifically, there are contingent exercise provisions and settlement provisions that exist. Holders may receive differing amounts of shares depending on the company’s stock price or the price paid in a change of control. It is noted that all remaining shares would be issuable (or the forfeiture provisions would lapse) upon any change of control involving the company and all remaining shares would be issuable (or the forfeiture provisions would lapse) upon a bankruptcy or insolvency of the company. This means that settlement is not solely impacted by the share price of the Company (that is, the share price observed in or implied by a qualifying change-in-control event), but also by the occurrence of a qualifying change-in-control event. This causes the arrangement to not be indexed to the Company’s own shares and liability classification is appropriate. The Company recorded these instruments as liabilities on the consolidated balance sheet at fair value, with subsequent changes in their respective fair values recognized in earnings at each reporting date. The earnout liability was fair valued using a Monte Carlo open-ended model. The inputs used for the model were a dividend yield of 0%, volatility of 82%, and interest rate of 1.18%. At December 31, 2021 and December 31, 2020 the balance of the earnout liability was $127.8 million and $0.0 million, respectively. A gain of $75.5 million was recorded for the year ended December 31, 2021 Consolidated Statement of Operations and Comprehensive Income (Loss) for the change in the fair market value of the liability.